Lease Obligations	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Lease Obligations
(18)	Lease Obligations

We are obligated under operating leases for two of our banking offices. For the years ended December 31, 2016 and 2015 rental expense under operating leases was $289,000 and $83,000, respectively, which is included in the occupancy and equipment expenses. Office leases generally include renewal options for various additional terms after the expiration of the initial term of each lease, which are not included in the future minimum lease payments below. At December 31, 2016, future minimum lease payments for the fixed, non-cancelable terms of operating leases are as follows:

2017	$295
2018	230
2019	196
2020	200
2021	101
Thereafter	1,917

$2,939